Supplement dated January 18, 2013

to the November 19, 2012 Prospectus, as supplemented

for the

First Symetra True Variable AnnuitySM

This supplement amends certain information contained in the above-referenced prospectus (“Prospectus”). Please read this supplement in conjunction with the Prospectus and keep it for future reference. Except as noted, capitalized terms in this supplement have the same meaning as those contained in the Prospectus.

Closure of Symetra Pension Reserve Funds, Symetra DFA U.S. CORE Equity Fund, and Symetra DFA International CORE Equity Fund

The Sub-accounts that invest in the following Portfolios are closing to new investments effective February 1, 2013:

Symetra Pension Reserve Fund-2016 (b. 1942-1947)	Symetra Pension Reserve Fund-2024 (b. 1953-1957)
Symetra Pension Reserve Fund-2016 (b. 1948-1952)	Symetra Pension Reserve Fund-2024 (b. 1958-1962)
Symetra Pension Reserve Fund-2016 (b. 1953-1957)	Symetra Pension Reserve Fund-2028 (b. 1948-1952)
Symetra Pension Reserve Fund-2020 (b. 1942-1947)	Symetra Pension Reserve Fund-2028 (b. 1953-1957)
Symetra Pension Reserve Fund-2020 (b. 1948-1952)	Symetra Pension Reserve Fund-2028 (b. 1958-1962)
Symetra Pension Reserve Fund-2020 (b. 1953-1957)	Symetra DFA U.S. CORE Equity Fund
Symetra Pension Reserve Fund-2020 (b. 1958-1962)	Symetra DFA International CORE Equity Fund
Symetra Pension Reserve Fund-2024 (b. 1942-1947)
Symetra Pension Reserve Fund-2024 (b. 1948-1952)

If you are invested in a Sub-account that invests in any of the above-referenced corresponding Portfolios as of January 31, 2013 and remain continuously invested thereafter, you may continue to allocate Purchase Payments or Contract Value to the Sub-account that invests in that Portfolio. Otherwise, any investment instructions you make to allocate all or a portion of a Purchase Payment or Contract Value to a Sub-account that invests in any of the above-referenced Portfolios will be rejected as not in Good Order.

Closure of AllianceBernstein VPS Small Cap Growth Portfolio – Class A

As a result of the AllianceBernstein VPS Small Cap Growth Portfolio – Class A closing to new investments effective February 1, 2013, the Sub-account that invests in this Portfolio is also closing to new investments. If you are invested in the Sub-account that invests in this Portfolio as of January 31, 2013 and remain continuously invested thereafter, you may continue to allocate Purchase Payments or Contract Value to the Sub-account that invests in this Portfolio. Otherwise, any investment instructions you make to allocate all or a portion of a Purchase Payment or Contract Value to the Sub-account that invests in this Portfolio will be rejected as not in Good Order.

Contacting First Symetra. If you have any questions, you can contact First Symetra at 1-800-457-9015. You can also use our website at www.symetra.com/ny.

TRUZ-1059 1/13